Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	3,861,976.161	5,462,815.917
General Partner, Units (in units)	43,497.666	70,819.769
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	1,604,009.847	2,394,803.341
General Partner, Units (in units)	17,219.120	35,877.343
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments, cost	7,147,767	7,622,350
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	2,592,477.838	3,829,652.114
General Partner, Units (in units)	29,333.202	50,919.274
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,670,382.719	8,052,816.352
General Partner, Units (in units)	64,142.656	100,585.879